Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		$ 8,010	$ 4,491	$ 4,441
Change in accounting principle	[1]		1,499
Provision for credit losses		(1,173)	3,806	1,504
Loans charged-off		1,208	2,180	1,867
Less recoveries of loans charged-off		(526)	(394)	(413)
Net loan charge-offs (recoveries)		682	1,786	1,454
Balance at end of period		6,155	8,010	4,491
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		2,423	1,484	1,454
Change in accounting principle	[1]		378
Provision for credit losses		(471)	1,074	315
Loans charged-off		222	575	399
Less recoveries of loans charged-off		(119)	(62)	(114)
Net loan charge-offs (recoveries)		103	513	285
Balance at end of period		1,849	2,423	1,484
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,544	799	800
Change in accounting principle	[1]		(122)
Provision for credit losses		(419)	1,054	13
Loans charged-off		29	210	21
Less recoveries of loans charged-off		(27)	(23)	(7)
Net loan charge-offs (recoveries)		2	187	14
Balance at end of period		1,123	1,544	799
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		573	433	455
Change in accounting principle	[1]		(30)
Provision for credit losses		(40)	158	(19)
Loans charged-off		18	19	34
Less recoveries of loans charged-off		(50)	(31)	(31)
Net loan charge-offs (recoveries)		(32)	(12)	3
Balance at end of period		565	573	433
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,115	647	630
Change in accounting principle	[1]		401
Provision for credit losses		(73)	336	276
Loans charged-off		253	401	385
Less recoveries of loans charged-off		(156)	(132)	(126)
Net loan charge-offs (recoveries)		97	269	259
Balance at end of period		945	1,115	647
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		2,355	1,128	1,102
Change in accounting principle	[1]		872
Provision for credit losses		(170)	1,184	919
Loans charged-off		686	975	1,028
Less recoveries of loans charged-off		(174)	(146)	(135)
Net loan charge-offs (recoveries)		512	829	893
Balance at end of period		$ 1,673	$ 2,355	$ 1,128

[1]	Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.